CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,954)		$ (6,467)		$ (17,389)
Depreciation and amortization:
Property and equipment	448		509		526
Deferred issuance costs			34		139
Gain from disposal of property and equipment			(407)
Accrued interest, premium amortization and loss, net from sale of marketable securities			664		2,063
Impairment of marketable securities					2,772
Inventory write off	2,286		849
Decrease in accrued severance pay	(155)		(96)		(522)
Compensation related to employee stock option grants	357		590		1,086
Gain from the sale of an equity investment					(369)
Increase in other long-term liabilities			20		20
Changes in operating assets and liabilities:
Decrease in trade receivables and other current assets	2,087		2,610		1,101
Decrease in trade payables, accrued expenses and other payables	(506)		(2,866)		(1,522)
Increase (decrease) in deferred income	(293)		16		323
Decrease (increase) in inventories	346		(475)		(899)
Net cash provided by (used in) operating activities	273		(7,758)		(16,548)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(46)				(653)
Increase (decrease) in restricted cash deposit	237		(354)
Proceeds from disposal of property and equipment			97
Change in funds in respect of accrued severance pay, net	77		(267)		363
Proceeds from equity investments					369
Purchase of restricted cash	(5,000)
Proceeds from restricted cash deposit	5,000
Proceeds from marketable securities and bank deposits			18,977		12,583
Purchase of marketable securities			(143)		(8,924)
Net cash provided by investing activities	268		18,310		3,738
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options granted to employees		[1]		[1]	15
Proceeds from issuance of share capital and warrants					660
Issuance of Series B convertible notes, net of issuance costs					8,010
Loan from shareholders			400
Proceeds from senior secured notes	5,000
Repayment of senior secured notes	(5,000)
Net cash provided by (used in) financing activities	(1,573)		(11,164)		8,685
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,032)		(612)		(4,125)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,873		3,485		7,610
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	1,841		2,873		3,485
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION - CASH PAID DURING THE YEAR FOR:
Interest paid	729		1,981		1,597
Advances paid (received) to income tax authorities	(20)		10		16
Convertible Subordinated Notes Series A [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	1,107		(754)		(256)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible notes	(1,416)		(10,670)
Convertible Subordinated Notes Series B [Member]
Depreciation and amortization:
Adjustments in the value of convertible notes	550		(1,985)		(3,621)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on account of convertible notes	$ (157)		$ (894)

[1]	Represents an amount less than a thousand.